MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014

The date of this Supplement is October 7, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.                       The information relating to Massachusetts Financial Services Company (“MFS”), subadvisor to the Mercer Non-US Core Equity Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 27 of the Class S Shares Prospectus and on page 28 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

Massachusetts Financial Services Company (“MFS”)

•	Barnaby Wiener, Investment Officer, joined MFS in 1998, and began managing MFS’ allocated portion of the Fund’s portfolio in 2009.
•	Benjamin Stone, Investment Officer, joined MFS in 2005, and began managing MFS’ allocated portion of the Fund’s portfolio in 2009.
•	Pablo De La Mata, Investment Officer, joined MFS in 2008, and began managing MFS’ allocated portion of the Fund’s portfolio in September 2014.

2.                       In the section titled “The Subadvisors,” the similar paragraph relating to MFS, subadvisor to the Mercer Non-US Core Equity Fund, is replaced on page 75 of the Class S Shares Prospectus and on page 76 of the Class Y Shares Prospectus:

The portfolio managers who are primarily responsible for the day-to-day management of MFS’ allocated portion of the Fund’s portfolio are Barnaby Wiener, Benjamin Stone and Pablo De La Mata. Mr. Wiener, Investment Officer of MFS, has been employed in the investment area of MFS since 1998. Mr. Stone, Investment Officer of MFS, has been employed in the investment area of MFS since 2005. Mr. De La Mata, Investment Officer of MFS, has been employed in the investment area of MFS since 2008.

3.                        Effective December 31, 2014, Barnaby Wiener will no longer manage MFS’ allocated portion of the Fund’s portfolio. As a result, effective December 31, 2014, all references to Mr. Wiener will be removed from the Class S Shares Prospectus and Class Y Shares Prospectus.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014

The date of this Supplement is October 7, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “SAI”):

1.                  The information in Appendix C, titled "Additional Information About the Funds' Portfolio Managers," in the first paragraph under the subheading "Mercer Non-US Core Equity Fund – Massachusetts Financial Services Company ("MFS")" on page C-33 of the SAI is hereby deleted and replaced with the following:

The portfolio managers who are primarily responsible for the day-to-day management of MFS' allocated portion of the Fund's portfolio are Barnaby Wiener, Benjamin Stone, and Pablo De La Mata.

2.                  The information in Appendix C, titled "Additional Information About the Funds' Portfolio Managers," in the seventh paragraph under the subheading "Mercer Non-US Core Equity Fund – Massachusetts Financial Services Company ("MFS")" on page C-33 of the SAI is hereby deleted and replaced with the following:

As of December 31, 2013, the following benchmark was used to measure the performance of each of Mr. Wiener and Mr. Stone for the Fund: MSCI EAFE Value Index. As of September 30, 2014, MFS expects the MSCI EAFE Value Index will be used to measure Mr. De La Mata's performance for the Fund.

3. The information in Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Non-US Core Equity Fund—Massachusetts Financial Services Company (“MFS”)—Ownership of Fund Shares” on page C-34 of the SAI is hereby deleted and replaced with the following:

 As of March 31, 2014, Messrs. Wiener and Stone did not beneficially own any shares of the Fund. As of August 31, 2014, Mr. De La Mata did not beneficially own any shares of the Fund.

4. In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” the following table is hereby added under the subheading “Mercer Non-US Core Equity Fund—Massachusetts Financial Services Company (“MFS”)—Other Accounts Managed by Portfolio Managers” on page C-34 of the SAI:

In addition to the Fund, Mr. De La Mata manages:

	Total Accounts*		Accounts with Performance Fees*
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	1	$87	0	$ 0
Other Accounts	1	$95	0	$ 0

            * As of August 31, 2014.

5. Effective December 31, 2014, Barnaby Wiener will no longer manage MFS’ allocated portion of the Fund’s portfolio. As a result, effective December 31, 2014, all references to Mr. Wiener will be removed from the SAI.